Stock-based payment plans - Options and warrants outstanding and weighted-average exercise prices (Details) Options in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 18, 2016	Jun. 30, 2018 USD ($) EquityInstruments Options	Mar. 31, 2018 USD ($) $ / EquityInstruments EquityInstruments Options	Jun. 30, 2018 USD ($) $ / EquityInstruments EquityInstruments Options	Jun. 30, 2017 USD ($) EquityInstruments Options	Dec. 31, 2017 USD ($) $ / EquityInstruments EquityInstruments Options
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate						0.125
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period | $ / EquityInstruments			1.05	1.05
Number of stock options outstanding in share-based payment arrangement at end of period | $ / EquityInstruments						1.05
Weighted-average exercise prices
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at beginning of period | $					$ 0.88	$ 0.88
Forfeited during the period | $				$ 1.42	1.35
Exercised during the period | $				1.08	0.67
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at end of period | $		$ 1.01		1.01	1.00
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	1
Weighted-average exercise prices
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at beginning of period | $			$ 21.97	21.97	16.64	16.64
Granted during the period | $				44.53	26.97
Forfeited during the period | $				21.59	21.56
Exercised during the period | $				20.96
Weighted average exercise price of share options and warrants outstanding in share-based payment arrangement at end of period | $		$ 22.43		$ 22.43	$ 19.89	$ 21.97
Stock Options [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				0.125
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period | Options			11,539	11,539	16,778	16,778
Forfeited during the period | Options				(118)	(239)
Exercised during the period | Options				(2,054)	(2,068)
Number of stock options outstanding in share-based payment arrangement at end of period | Options		9,367		9,367	14,471	11,539
Stock Options [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				1
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period | Options			840	840	731	731
Granted during the period | Options				2	169
Forfeited during the period | Options				(66)	(27)
Exercised during the period | Options				(71)
Number of stock options outstanding in share-based payment arrangement at end of period | Options		705		705	872	840
Employee warrants (BSPCE) | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				0.125
Warrants
Unvested balance at beginning of period			1,772,000	1,772,000	3,628,000	3,628,000
Forfeited during the period				(3,000)	(35,000)
Exercised during the period				(381,000)	(1,096,000)
Unvested balance at end of period		1,388,000		1,388,000	2,497,000	1,772,000
Employee warrants (BSPCE) | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				1
Warrants
Unvested balance at beginning of period			121,000	121,000	93,000	93,000
Granted during the period					30,000
Forfeited during the period				(1,000)	(3,000)
Exercised during the period				(4,000)
Unvested balance at end of period		116,000		116,000	120,000	121,000
Employee warrants (BSA)
Warrants
Unvested balance at end of period		178,162		178,162
Employee warrants (BSA) | 8-for-1 conversion rate
Stock options
Number of stock options outstanding in share-based payment arrangement at beginning of period			300,000	300,000
Number of stock options outstanding in share-based payment arrangement at end of period						300,000
Warrants
Unvested balance at beginning of period					300,000	300,000
Exercised during the period				(80,000)
Unvested balance at end of period		220,000		220,000	300,000
Employee warrants (BSA) | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate			1
Warrants
Unvested balance at beginning of period		38,244	50,000	50,000	18,000	18,000
Granted during the period				38,000	27,000
Unvested balance at end of period		88,000	38,244	88,000	45,000	50,000